UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 1.8%

83,515	Raytheon Company	$4,054,653
	Beverages – 2.7%

91,885	Coca-Cola Company	6,198,562
	Capital Markets – 2.5%

29,395	BlackRock Inc.	5,759,656
	Commercial Banks – 4.2%

89,880	Cullen/Frost Bankers, Inc.	5,324,491

159,800	U.S. Bancorp	4,126,036
	Total Commercial Banks	9,450,527
	Commercial Services & Supplies – 2.6%

151,005	Waste Management, Inc.	5,958,657
	Communications Equipment – 2.5%

99,805	QUALCOMM, Inc.	5,672,916
	Diversified Financial Services – 2.2%

110,505	JPMorgan Chase & Co.	5,042,343
	Diversified Telecommunication Services – 2.7%

198,565	AT&T Inc.	6,179,343
	Electric Utilities – 2.4%

97,045	NextEra Energy Inc.	5,489,836
	Electrical Equipment – 1.9%

71,660	Emerson Electric Company	4,354,062
	Energy Equipment & Services – 2.3%

148,100	Seadrill Limited	5,279,765
	Food Products – 1.9%

90,000	McCormick & Company, Incorporated	4,420,800
	Gas Utilities – 2.2%

70,400	ONEOK, Inc.	4,923,776
	Health Care Providers & Services – 2.4%

132,300	AmerisourceBergen Corporation	5,376,672
	Hotels, Restaurants & Leisure – 2.8%

117,000	YUM! Brands, Inc.	6,275,880
	Household Durables – 2.1%

179,800	Leggett and Platt Inc.	4,726,942
	Household Products – 2.0%

71,145	Procter & Gamble Company	4,617,311
	Insurance – 1.9%

75,075	AFLAC Incorporated	4,218,464
	IT Services – 7.3%

97,500	Accenture Limited	5,570,175

33,535	International Business Machines Corporation (IBM)	5,720,400

159,840	Paychex, Inc.	5,228,366
	Total IT Services	16,518,941
	Machinery – 4.4%

48,200	Caterpillar Inc.	5,562,762

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2011

Shares	Description (1)			Value

	Machinery (continued)

81,167	PACCAR Inc.			$4,310,779
	Total Machinery			9,873,541
	Media – 3.8%

193,400	Shaw Communication Inc.			4,092,344

109,980	Thomson Corporation			4,450,891
	Total Media			8,543,235
	Metals & Mining – 2.5%

148,360	Southern Copper Corporation			5,557,566
	Oil, Gas & Consumable Fuels – 8.7%

64,710	Chevron Corporation			7,081,862

107,755	EQT Corporation			5,668,991

89,585	Royal Dutch Shell PLC, Class A, Sponsored ADR			6,941,046
	Total Oil, Gas, & Consumable Fuels			19,691,899
	Pharmaceuticals – 7.2%

107,435	Abbott Laboratories			5,590,917

34,200	Novo-Nordisk A/S			4,356,738

305,500	Pfizer Inc.			6,403,280
	Total Pharmaceuticals			16,350,935
	Road & Rail – 2.7%

59,000	Union Pacific Corporation			6,104,730
	Semiconductors & Equipment – 3.0%

166,190	Microchip Technology Incorporated			6,820,438
	Software – 2.5%

220,400	Microsoft Corporation			5,734,808
	Textiles, Apparel & Luxury Goods – 2.2%

50,175	VF Corporation			5,045,598
	Thrifts & Mortgage Finance – 2.6%

353,790	New York Community Bancorp Inc.			5,872,914
	Tobacco – 5.4%

55,245	Lorillard Inc.			5,883,593

90,575	Philip Morris International			6,289,528
	Total Tobacco			12,173,121
	Total Common Stocks (cost $177,205,185)			216,287,891

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.6%

$8,117	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/11, repurchase price $8,117,077, collateralized by $8,140,000 U.S. Treasury Notes, 1.375%, due at 2/15/13, value $8,282,450	0.010%	5/03/11	$8,117,070
	Total Short-Term Investments (cost $8,117,070)			8,117,070
	Total Investments (cost $185,322,255) – 99.0%			224,404,961
	Other Assets Less Liabilities – 1.0%			2,266,114
	Net Assets – 100%			$226,671,075

2	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$216,287,891	$—	$—	$216,287,891
Short-Term Investments	—	8,117,070	—	8,117,070
Total	$216,287,891	$8,117,070	$—	$224,404,961

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $185,731,151.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$40,759,979
Depreciation	(2,086,169)
Net unrealized appreciation (depreciation) of investments	$38,673,810

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 2.1%

11,135	United Technologies Corporation	$997,473
	Auto Components – 2.1%

23,700	Johnson Controls, Inc.	971,700
	Beverages – 2.2%

15,000	PepsiCo, Inc.	1,033,350
	Biotechnology – 1.7%

20,880	Gilead Sciences, Inc., (2)	810,979
	Capital Markets – 1.9%

14,000	T. Rowe Price Group Inc.	899,500
	Chemicals – 6.5%

18,900	Ecolab Inc.	997,164

9,815	Monsanto Company	667,813

12,875	Praxair, Inc.	1,370,158
	Total Chemicals	3,035,135
	Commercial Banks – 1.8%

28,800	Wells Fargo & Company	838,368
	Communication Equipment – 5.1%

23,700	Juniper Networks Inc., (2)	908,421

25,615	QUALCOMM, Inc.	1,455,957
	Total Communication Equipment	2,364,378
	Computers & Peripherals – 2.0%

33,700	EMC Corporation, (2)	955,058
	Diversified Financial Services – 1.9%

2,985	CME Group, Inc.	882,873
	Electrical Equipment – 2.0%

15,600	Emerson Electric Company	947,856
	Electronic Components – 2.0%

17,015	Amphenol Corporation, Class A	951,309
	Electronic Equipment & Instruments – 1.1%

14,900	FLIR Systems Inc., (2)	524,778
	Energy Equipment & Services – 3.0%

15,655	Schlumberger Limited	1,405,036
	Food & Staples Retailing – 2.3%

13,000	Costco Wholesale Corporation	1,051,960
	Food Products – 1.7%

10,225	Bunge Limited	771,374
	Health Care Equipment & Supplies – 6.9%

10,705	Becton, Dickinson and Company	919,988

9,750	C. R. Bard, Inc.	1,040,813

8,150	Stryker Corporation	480,850

11,000	Varian Medical Systems, Inc., (2)	772,200
	Total Health Care Equipment & Supplies	3,213,851
	Health Care Providers & Services – 2.0%

16,760	Express Scripts, Inc., (2)	950,962

4	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.1%

12,485	McDonald’s Corporation	$977,700
	Household Products – 2.0%

14,650	Procter & Gamble Company	950,785
	Internet Software & Services – 3.9%

16,600	Akamai Technologies, Inc., (2)	571,704

2,325	Google Inc., Class A, (2)	1,265,033
	Total Internet Software & Services	1,836,737
	IT Services – 7.7%

16,410	Accenture Limited	937,503

5,800	International Business Machines Corporation (IBM)	989,364

12,300	Visa Inc.	960,876

32,295	Western Union Company	686,269
	Total IT Services	3,574,012
	Life Sciences Tools & Services – 1.3%

6,100	Waters Corporation, (2)	597,800
	Machinery – 4.4%

16,800	Donaldson Company, Inc.	1,028,664

17,230	Illinois Tool Works, Inc.	1,006,404
	Total Machinery	2,035,068
	Oil, Gas & Consumable Fuels – 4.7%

10,100	Continental Resources Inc., (2)	693,668

13,200	Occidental Petroleum Corporation	1,508,627
	Total Oil, Gas & Consumable Fuels	2,202,295
	Personal Products – 1.3%

7,000	Herbalife, Limited	628,460
	Pharmaceuticals – 4.0%

13,055	Allergan, Inc.	1,038,656

17,860	Teva Pharmaceutical Industries Limited, Sponsored ADR	816,738
	Total Pharmaceuticals	1,855,394
	Professional Services – 1.4%

21,200	Robert Half International Inc.	642,996
	Road & Rail – 2.4%

15,055	Norfolk Southern Corporation	1,124,307
	Semiconductors & Equipment – 2.9%

11,200	Altera Corporation	545,440

22,400	Broadcom Corporation, Class A	788,032
	Total Semiconductors & Equipment	1,333,472
	Software – 6.4%

19,150	BMC Software, Inc., (2)	961,905

19,900	Check Point Software Technology Limited, (2)	1,093,107

16,700	Intuit, Inc., (2)	927,852
	Total Software	2,982,864
	Specialy Retail – 2.0%

12,445	Ross Stores, Inc.	917,072

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.9%

10,915	Nike, Inc., Class B	$898,523
	Wireless Telecommunication Services – 2.2%

19,200	American Tower Corporation, (2)	1,004,352
	Total Investments (cost $37,176,877) – 98.9%	46,167,777
	Other Assets Less Liabilities – 1.1%	528,600
	Net Assets – 100%	$46,696,377

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$46,167,777	$—	$—	$46,167,777

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $37,770,302.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$9,438,507
Depreciation	(1,041,032)
Net unrealized appreciation (depreciation) of investments	$8,397,475

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 3.7%

100,200	Bombardier Inc., Class B Shares	$746,615

12,400	CAE Inc.	165,788

4,850	MTU Aero Engines Holding AG	371,750
	Total Aerospace & Defense	1,284,153
	Auto Components – 2.0%

10,350	Nokian Renkaat OYJ	536,547

2,775	Valeo S.A	176,718
	Total Auto Components	713,265
	Automobiles – 2.4%

268,000	AviChina Industry & Technology Company Limited	166,675

4,425	Daimler AG	342,058

1,500	Hyundai Motor Company	345,029
	Total Automobiles	853,762
	Beverages – 2.0%

1,500	Carlsberg AS, B Shares	178,149

98,000	Tsingtao Brewery Company Limited, Series H	519,891
	Total Beverages	698,040
	Biotechnology – 0.8%

40,860	Abcam PLC	268,736
	Capital Markets – 4.0%

119,250	Henderson Group PLC	323,284

12,000	ICAP PLC	103,929

88,125	Mediolanum SpA	517,929

21,750	UBS AG, (2)	435,000
	Total Capital Markets	1,380,142
	Chemicals – 3.2%

1,775	Agrium Inc.	160,513

1,015	OCI Company Limited	606,168

1,025	Syngenta AG, ADR	362,720
	Total Chemicals	1,129,401
	Commercial Banks – 6.7%

80,500	Bangkok Bank Public Company Limited	458,459

3,200	BNP Paribas SA	253,241

23,000	ForeningsSparbanken AB	436,214

59,950	HSBC Holdings PLC	656,301

625,515	PT Bank Mandiri	522,236
	Total Commercial Banks	2,326,451
	Commercial Services & Supplies – 1.5%

8,900	Aggreko PLC	265,657

131,700	Regus PLC	246,823
	Total Commercial Services & Supplies	512,480
	Communications Equipment – 1.5%

276,000	Comba Telecom Systems Holdings Limtied	344,367

20,000	Exfo inc.	188,200
	Total Communications Equipment	532,567

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Computers & Peripherals – 1.5%

3,300	Gemalto NV	$169,142

43,850	Imagination Technologies Group PLC, (2)	366,224
	Total Computers & Peripherals	535,366
	Construction & Engineering – 3.9%

1,925	FLSmidth & Company A/S	173,572

21,200	JGC Corporation	522,453

5,475	Outotect OYJ	346,997

10,700	YIT Oyj	320,770
	Total Construction & Engineering	1,363,792
	Construction Materials – 2.0%

168,000	China National Building Material Company Limited	353,035

4,000	Holcim Limited	348,208
	Total Construction Materials	701,243
	Diversified Financial Services – 1.0%

4,125	Deutsche Boerse AG	342,757
	Electrical Equipment – 1.0%

1,930	Schneider Electic SA	341,033
	Electronic Equipment & Instruments – 1.0%

31,000	Yaskawa Electric Corporation	360,390
	Energy Equipment & Services – 3.2%

7,100	Aker Solutions ASA	171,322

34,310	Precision Drilling Corporation	519,645

2,495	Seadrill Limited	88,404

9,900	WorleyParsons Limited	329,340
	Total Energy Equipment & Services	1,108,711
	Food Products – 4.3%

795,000	Indfood CBP Sukses Makmur Tbk PT	501,284

256,700	Marine Harvest	339,064

7,000	Saputo Inc.	333,224

27,300	Viterra Inc.	328,067
	Total Food Products	1,501,639
	Health Care Technology – 1.4%

8,785	SXC Health Solutions Corporation, (2)	484,581
	Hotels, Restaurants & Leisure – 5.4%

17,200	China Lodging Group Limited	376,508

48,000	Dominos Pizza Inc., DD	371,058

321,000	Galaxy Entertainment Group Limited	575,351

200,800	Sands China Limited, (2)	563,649
	Total Hotels, Restaurants & Leisure	1,886,566
	Insurance – 2.2%

8,400	April Group	270,482

8,375	Vienna Insurance Group AG, Wiener Verischerung Gruppe	499,907
	Total Insurance	770,389
	Internet & Catalog Retail – 2.0%

9,410	ASOS PLC, (2)	362,143

8	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail (continued)

385	Rakuten Inc.	$354,078
	Total Internet & Catalog Retail	716,221
	Internet Software & Services – 3.2%

2,200	Baidu.com, Inc., Sponsored ADR, (2)	326,744

29,890	Telecity Group PLC, (2)	262,365

19,000	Tencent Holdings Limited	543,119
	Total Internet Software & Services	1,132,228
	Machinery – 11.2%

3,400	Andritz AG	351,053

550	Burckhardt Compression Holding AG	176,604

2,225	Fanuc Limited	368,936

20,880	Gildemeister AG	529,615

80,000	Kawasaki Heavy Industries Limited	328,423

10,200	Komatsu, Ltd., Sponsored ADR	357,123

7,400	Meyer Burger Technology AG	370,000

4,100	Vallourec SA	511,262

23,400	Volvo AB, Class B Shares, (2)	459,291

13,855	Weir Group PLC, DD	445,265
	Total Machinery	3,897,572
	Media – 1.1%

55	CyberAgent Inc.	196,770

5,400	Imax Corporation, (2)	189,432
	Total Media	386,202
	Metals & Mining – 4.4%

1,717,500	Borneo Lumbung Energi & Metal Tbk	342,938

34,300	Dundee Precious Metals Inc.	332,070

64,500	Ferrexpo PLC	537,610

18,700	Harry Winston Diamond Corporation	318,205
	Total Metals & Mining	1,530,823
	Multiline Retail – 2.1%

14,800	Don Quijote Company Limited	550,108

466,000	PT Mitra Adiperkasa Tbk	178,205
	Total Multiline Retail	728,313
	Oil, Gas & Consumable Fuels – 5.1%

13,000	BG Group PLC	332,993

14,850	Celtic Exploration Limited	304,487

26,325	Painted Pony Petroleum Limited, Class A	277,120

4,650	Petrominerales Limited	177,960

19,000	Repsol YPF S.A	678,500
	Total Oil, Gas & Consumable Fuels	1,771,060
	Personal Products – 0.9%

42,000	Hengan Intrenational Group Company Limited	326,103
	Pharmaceuticals – 2.4%

3,870	Novo Nordisk A/S	489,217

11,000	Shire Pharmaceuticals Group PLC, DD	339,916
	Total Pharmaceuticals	829,133

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

April 30, 2011

Shares	Description (1)			Value

	Professional Services – 0.7%

7,250	Intertek Group PLC			$257,338
	Real Estate Management & Development – 1.8%

204,000	Agile Property Holdings Limited			329,920

25,111	E-House China Holdings Limited			300,076
	Total Real Estate Management & Development			629,996
	Semiconductors & Equipment – 5.4%

9,500	Aixtron AG			405,243

34,680	ARM Holdings PLC			359,442

5,800	ASM Lithography Holding NV			242,208

5,730	Hynix Semiconductor Inc., (2)			180,725

15,600	Infineon Technologies AG, (2)			177,084

10,100	NXP Semiconductors NV			337,340

210	Samsung Electronics Company Limited			174,992
	Total Semiconductors & Equipment			1,877,034
	Software – 1.2%

9,000	AutoNavi Holdings Limited			162,090

4,770	Check Point Software Technology Limited, (2)			262,016
	Total Software			424,106
	Textiles, Apparel & Luxury Goods – 2.5%

9,200	Gildan Activewear Inc, Sponsored ADR			341,964

2,050	LVMH Moet Hennessy			368,158

73,500	Stella International Holdings Limited			166,945
	Total Textiles, Apparel & Luxury Goods			877,067
	Trading Companies & Distributors – 1.0%

183,000	Noble Group Limited			333,393
	Total Common Stocks (cost $32,697,163)			34,812,053

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%

$914	Repurchase Agreement with State Street Bank, dated 4/30/11, repurchase price $913,518, collateralized by $925,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $936,392	0.010%	5/03/11	$913,517
	Total Short-Term Investments (cost $913,517)			913,517
	Total Investments (cost $33,610,680) – 102.3%			35,725,570
	Other Assets Less Liabilities – (2.3)% (3)			(802,475)
	Net Assets – 100%			$34,923,095

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at April 30, 2011:

Counterparty	Currency Contracts to Deliver	Amount (local currency)	In Exchange For Currency	Amount (local currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
State Street Bank	Malaysian Ringgit	488,813	U.S. Dollar	164,556	5/03/11	$(472)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

10	Nuveen Investments

measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,812,053	$—	$—	$34,812,053
Short-Term Investments	—	913,517	—	913,517
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(472)	—	(472)
Total	$34,812,053	$913,045	$—	$35,725,098
*	Represents net unrealized appreciation (depreciation).

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	—	$—	Unrealized depreciation on forward foreign currency exchange contracts	$472

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $33,610,680.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,279,955
Depreciation	(165,065)
Net unrealized appreciation (depreciation) of investments	$2,114,890

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 131.7%

	Aerospace & Defense – 3.2%

500	United Technologies Corporation	$44,790
	Auto Components – 2.0%

700	Johnson Controls, Inc., (3)	28,700
	Beverages – 2.0%

400	PepsiCo, Inc.	27,556
	Biotechnology – 1.1%

400	Gilead Sciences, Inc., (2), (3)	15,536
	Capital Markets – 2.0%

450	T. Rowe Price Group Inc.	28,913
	Chemicals – 8.8%

600	Ecolab Inc., (3)	31,656

500	Monsanto Company	34,020

550	Praxair, Inc., (3)	58,531
	Total Chemicals	124,207
	Commercial Banks – 3.1%

1,500	Wells Fargo & Company	43,665
	Communications Equipment – 7.7%

750	Juniper Networks Inc., (2)	28,748

1,400	QUALCOMM, Inc.	79,576
	Total Communications Equipment	108,324
	Computers & Peripherals – 2.8%

1,400	EMC Corporation, (2), (3)	39,676
	Diversified Financial Services – 2.1%

100	CME Group, Inc.	29,577
	Electrical Equipment – 2.6%

600	Emerson Electric Company	36,456
	Electronic Equipment & Instruments – 5.2%

550	Amphenol Corporation, Class A, (3)	30,751

1,200	FLIR Systems Inc., (2), (3)	42,264
	Total Electronic Equipment & Instruments	73,015
	Energy Equipment & Services – 5.4%

850	Schlumberger Limited	76,288
	Food & Staples Retailing – 2.3%

400	Costco Wholesale Corporation, (3)	32,368
	Food Products – 3.1%

575	Bunge Limited, (3)	43,378
	Health Care Equipment & Supplies – 8.4%

300	Becton, Dickinson and Company, (3)	25,782

300	C. R. Bard, Inc.	32,025

500	Stryker Corporation, (3)	29,500

450	Varian Medical Systems, Inc., (2), (3)	31,590
	Total Health Care Equipment & Supplies	118,897
	Health Care Providers & Services – 2.8%

700	Express Scripts, Inc., (2)	39,718

12	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.9%

350	McDonald’s Corporation	$27,409
	Household Products – 2.1%

450	Procter & Gamble Company	29,205
	Internet Software & Services – 5.6%

725	Akamai Technologies, Inc., (2)	24,969

100	Google Inc., Class A, (2)	54,410
	Total Internet Software & Services	79,379
	IT Services – 12.3%

650	Accenture Limited, (3)	37,135

375	International Business Machines Corporation (IBM)	63,968

575	Visa Inc.	44,919

1,325	Western Union Company, (3)	28,156
	Total IT Services	174,178
	Life Sciences Tools & Services – 2.8%

400	Waters Corporation, (2), (3)	39,200
	Machinery – 6.7%

1,025	Donaldson Company, Inc., (3)	62,761

550	Illinois Tool Works, Inc., (3)	32,126
	Total Machinery	94,887
	Oil, Gas & Consumable Fuels – 9.1%

675	Continental Resources Inc., (2), (3)	46,359

725	Occidental Petroleum Corporation	82,858
	Total Oil, Gas & Consumable Fuels	129,217
	Personal Products – 2.5%

400	Herbalife, Limited	35,912
	Pharmaceuticals – 4.7%

550	Allergan, Inc., (3)	43,758

500	Teva Pharmaceutical Industries Limited, Sponsored ADR	22,865
	Total Pharmaceuticals	66,623
	Professional Services – 0.9%

425	Robert Half International Inc., (3)	12,890
	Road & Rail – 2.4%

450	Norfolk Southern Corporation	33,606
	Semiconductors & Equipment – 3.6%

600	Altera Corporation	29,220

600	Broadcom Corporation, Class A	21,108
	Total Semiconductors & Equipment	50,328
	Software – 7.2%

600	BMC Software, Inc., (2), (3)	30,138

700	Check Point Software Technology Limited, (2), (3)	38,451

600	Intuit, Inc., (2), (3)	33,336
	Total Software	101,925
	Specialty Retail – 1.0%

200	Ross Stores, Inc.	14,738

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 2.3%

400	Nike, Inc., Class B, (3)	$32,928
	Wireless Telecommunication Services – 2.0%

550	American Tower Corporation, (2)	28,769
	Total Investments (cost $1,388,464)	1,862,258

Shares	Descriptions (1)	Value
	COMMON STOCKS SOLD SHORT – (35.5)%

	Aerospace & Defense – (2.0)%

(350)	Lockheed Martin Corporation	$(27,738)
	Auto Components – (2.1)%

(525)	TRW Automotive Holdings Corporation, (2)	(29,957)
	Capital Markets – (2.1)%

(800)	Legg Mason, Inc.	(29,720)
	Diversified Consumer Service – (1.9)%

(670)	Apollo Group, Inc., (2)	(26,820)
	Energy Equipment & Services – (3.1)%

(700)	Rowan Companies Inc., (2)	(29,190)

(200)	Transocean Inc.	(14,550)
	Total Energy Equipment & Services	(43,740)
	Food & Staples Retailing – (2.0)%

(525)	Wal-Mart Stores, Inc.	(28,865)
	Health Care Equipment & Supplies – (1.9)%

(700)	DENTSPLY International Inc.	(26,278)
	Hotels, Restaurants & Leisure – (4.0)%

(645)	Las Vegas Sands, (2)	(30,321)

(650)	Royal Caribbean Cruises Limited, (2)	(25,883)
	Total Hotels, Restaurants & Leisure	(56,204)
	Household Products – (3.9)%

(300)	Colgate-Palmolive Company	(25,305)

(400)	Energizer Holdings Inc., (2)	(30,212)
	Total Household Products	(55,517)
	Insurance – (1.9)%

(800)	Allstate Corporation	(27,072)
	Internet Software & Services – (2.1)%

(1,700)	Yahoo! Inc., (2)	(30,175)
	Metals & Mining – (2.1)%

(515)	Newmont Mining Corporation	(30,184)
	Oil, Gas, & Consumable Fuels – (2.1)%

(1,025)	Valero Energy Corporation	(29,006)
	Semiconductors & Equipment – (4.3)%

(1,900)	Applied Materials, Inc.	(29,811)

(1,350)	Intel Corporation	(31,307)
	Total Semiconductors & Equipment	(61,118)
	Total Common Stocks Sold Short (proceeds $473,052)	(502,394)
	Other Assets Less Liabilities – 3.8%	53,915
	Net Assets – 100%	$1,413,779

14	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,862,258	$—	$—	$1,862,258
Common Stocks Sold Short	(502,394)	—	—	(502,394)
Total	$1,359,864	$—	$—	$1,359,864

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments (excluding common stocks sold short), as determined on a federal income tax basis, was $1,388,464.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short), as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$480,127
Depreciation	(6,333)
Net unrealized appreciation (depreciation) of investments	$473,794

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

ADR	American Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 100.5%

	Aerospace & Defense – 3.8%

3,000	Bombardier Inc., CLass B Shares	$22,354

700	CAE Inc.	9,359

300	Goodrich Corporation	26,511

125	MTU Aero Engines Holding AG	9,581
	Total Aerospace & Defense	67,805
	Air Freight & Logistics – 1.3%

250	FedEx Corporation	23,918
	Auto Components – 2.6%

650	Johnson Controls, Inc.	26,650

200	Nokian Renkaat OYJ	10,368

140	Valeo S.A	8,915
	Total Auto Components	45,933
	Automobiles – 0.9%

12,000	AviChina Industry & Technology Company Limited	7,463

110	Daimler AG	8,503
	Total Automobiles	15,966
	Beverages – 1.7%

75	Carlsberg AS, B Shares	8,907

4,000	Tsingtao Brewery Company Limited, Series H	21,220
	Total Beverages	30,127
	Biotechnology – 0.5%

1,375	Abcam PLC	9,043
	Capital Markets – 3.1%

6,400	Henderson Group PLC	17,350

3,400	Mediolanum SpA	19,982

900	UBS AG, (2)	18,000
	Total Capital Markets	55,332
	Chemicals – 3.2%

20	OCI Company Limited	11,944

270	Potash Corporation of Saskatchewan	15,223

200	Praxair, Inc.	21,284

25	Syngenta AG, ADR	8,847
	Total Chemicals	57,298
	Commercial Banks – 4.1%

110	BNP Paribas SA	8,705

500	ForeningsSparbanken AB	9,483

1,200	HSBC Holdings PLC	13,137

30,782	PT Bank Mandiri	25,700

525	Wells Fargo & Company	15,283
	Total Commercial Banks	72,308
	Commercial Services & Supplies – 1.4%

500	Aggreko PLC	14,925

4,800	Regus PLC	8,996
	Total Commercial Services & Supplies	23,921

16	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 4.3%

6,000	Comba Telecom Systems Holdings Limtied	$7,486

1,120	JDS Uniphase Corporation, (2)	23,341

470	Juniper Networks Inc., (2)	18,015

490	QUALCOMM, Inc.	27,852
	Total Communications Equipment	76,694
	Computers & Peripherals – 5.8%

60	Apple, Inc., (2)	20,894

1,125	EMC Corporation, (2)	31,883

175	Gemalto NV	8,970

2,850	Imagination Technologies Group PLC, (2)	23,802

325	Network Appliance Inc., (2)	16,894
	Total Computers & Peripherals	102,443
	Construction & Engineering – 1.8%

100	FLSmidth & Company A/S	9,017

500	JGC Corporation	12,322

155	Outotect OYJ	9,824
	Total Construction & Engineering	31,163
	Diversified Financial Services – 1.3%

45	CME Group, Inc.	13,310

115	Deutsche Boerse AG	9,556
	Total Diversified Financial Services	22,866
	Electrical Equipment – 1.1%

110	Schneider Electric SA	19,437
	Electronic Equipment & Instruments – 0.8%

1,250	Yaskawa Electric Corporation	14,532
	Energy Equipment & Services – 6.8%

350	National-Oilwell Varco Inc.	26,842

2,075	Precision Drilling Corporation	31,427

505	Schlumberger Limited	45,324

485	Seadrill Limited	17,185
	Total Energy Equipment & Services	120,778
	Food Products – 2.0%

26,000	Indfood CBP Sukses Makmur Tbk PT	16,394

200	Saputo Inc.	9,521

725	Viterra Inc.	8,712
	Total Food Products	34,627
	Health Care Providers & Services – 1.0%

310	Express Scripts, Inc., (2)	17,589
	Health Care Technology – 1.9%

274	Cerner Corporation, (2)	32,929
	Hotels, Restaurants & Leisure – 3.8%

13,000	Galaxy Entertainment Group Limited	23,301

315	McDonald’s Corporation	24,668

6,800	Sands China Limited, (2)	19,088
	Total Hotels, Restaurants & Leisure	67,057

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Insurance – 1.7%

500	April Group	$16,100

225	Vienna Insurance Group AG, Wiener Verischerung Gruppe	13,430
	Total Insurance	29,530
	Internet & Catalog Retail – 2.9%

325	ASOS PLC, (2)	12,508

1,025	Expedia, Inc.	25,656

15	Rakuten Inc.	13,795
	Total Internet & Catalog Retail	51,959
	Internet Software & Services – 3.2%

60	Baidu.com, Inc., Sponsored ADR, (2)	8,911

60	Google Inc., Class A, (2)	32,646

500	Tencent Holdings Limited	14,293
	Total Internet Software & Services	55,850
	Machinery – 9.6%

200	Andritz AG	20,650

90	Fanuc Limited	14,923

450	Gildemeister AG	11,414

3,000	Kawasaki Heavy Industries Limited	12,316

700	Komatsu, Ltd., Sponsored ADR	24,508

200	Meyer Burger Technology AG	10,000

450	Terex Corporation, (2)	15,651

500	Volvo AB, Class B Shares, (2)	9,814

300	WABCO Holdings Inc., (2)	22,155

850	Weir Group PLC	27,317
	Total Machinery	168,748
	Media – 1.6%

790	Imax Corporation, (2)	27,713
	Metals & Mining – 1.0%

900	Dundee Precious Metals Inc.	8,713

500	Harry Winston Diamond Corporation	8,508
	Total Metals & Mining	17,221
	Multiline Retail – 2.1%

860	Dollar General Corporation, (2)	28,027

23,000	PT Mitra Adiperkasa Tbk	8,796
	Total Multiline Retail	36,823
	Oil, Gas & Consumable Fuels – 9.8%

725	BG Group PLC	18,571

375	Celtic Exploration Limited	7,689

500	Continental Resources Inc., (2)	34,340

375	MEG Energy Corporation	19,801

330	Occidental Petroleum Corporation	37,716

1,125	Painted Pony Petroleum Limited, Class A	11,843

375	Peabody Energy Corporation	25,058

525	Repsol YPF S.A	18,748
	Total Oil, Gas & Consumable Fuels	173,766

18	Nuveen Investments

Shares	Description (1)	Value

	Personal Products – 1.3%

250	Herbalife, Limited	$22,445
	Pharmaceuticals – 1.1%

150	Novo Nordisk A/S	18,962
	Professional Services – 1.4%

225	Intertek Group PLC, DD1	7,986

525	Robert Half International Inc.	15,923
	Total Professional Services	23,909
	Road & Rail – 1.7%

400	Norfolk Southern Corporation	29,872
	Semiconductors & Equipment – 6.9%

400	Altera Corporation	19,480

1,950	ARM Holdings PLC	20,211

325	ASM Lithography Holding NV	13,572

315	Cree, Inc., (2)	12,833

450	Hynix Semiconductor Inc., (2)	14,193

825	Infineon Technologies AG, (2)	9,365

615	NXP Semiconductors NV	20,541

15	Samsung Electronics Company Limited	12,499
	Total Semiconductors & Equipment	122,694
	Textiles, Apparel & Luxury Goods – 1.0%

100	LVMH Moet Hennessy	17,959
	Trading Companies & Distributors – 0.5%

5,000	Noble Group Limited	9,107
	Wireless Telecommunication Services – 1.5%

500	American Tower Corporation, (2)	26,155
	Total Investments (cost $1,451,403) – 100.5%	1,774,479
	Other Assets Less Liabilities – (0.5)%	(9,412)
	Net Assets – 100%	$1,765,067

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,774,479	$—	$—	$1,774,479

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

April 30, 2011

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments, as determined on a federal income tax basis, was $1,451,403.

Gross unrealized appreciation and gross unrealized depreciation of investments, as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$337,995
Depreciation	(14,919)
Net unrealized appreciation (depreciation) of investments	$323,076

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 125.0%

	Aerospace & Defense – 5.9%

14,100	Lockheed Martin Corporation, (4)	$1,117,425

43,800	Thales S.A.	1,934,878
	Total Aerospace & Defense	3,052,303
	Airlines – 0.2%

1,260	WestJet Airlines Limited, Class A Variable Voting, (3)	19,017

4,209	WestJet Airlines Limited, 144A, (5)	63,436
	Total Airlines	82,453
	Beverages – 1.1%

41,000	Kirin Holdings Company, Limited	570,153
	Capital Markets – 3.8%

242,000	Daiwa Securities Group Inc., (4)	1,038,230

94,550	EFG – Hermes Holdings SAE	286,178

92,200	Uranium Participation Corporation, (3)	642,179
	Total Capital Markets	1,966,587
	Chemicals – 1.3%

12,600	Shin Etsu Chemical Company Limited	652,407
	Commercial Banks – 3.4%

63,000	77 Bank Limited, (4)	289,700

32,100	Bangkok Bank Public Company Limited, F Shares	182,814

376,580	Sumitomo Mitsui Trust Holdings Inc.	1,281,342
	Total Commercial Banks	1,753,856
	Commercial Services & Supplies – 1.8%

90,200	Downer EDI Limited	365,812

71,000	Toppan Printing Company Limited	554,941
	Total Commercial Services & Supplies	920,753
	Computers & Peripherals – 1.0%

13,200	Japan Digital Laboratory Company, Ltd., (4)	151,829

8,650	Western Digital Corporation, (3), (4)	344,270
	Total Computers & Peripherals	496,099
	Construction Materials – 1.4%

276,000	Sumitomo Osaka Cement Company, Limited	745,164
	Diversified Financial Services – 0.6%

27,000	Guoco Group Limited	335,664
	Diversified Telecommunication Services – 9.8%

33,900	KT Corporation, Sponsored ADR	688,170

54,500	Nippon Telegraph and Telephone Corporation	2,516,212

32,000	PT Telekomunikasi Indonesia Tbk, ADR, (4)	1,156,480

262,000	Singapore Telecommunications Limited	667,472

11,000	Telecom Egypt SAE	30,242
	Total Diversified Telecommunication Services	5,058,576
	Electric Utilities – 17.1%

70,100	Centrais Electricas Brasileiras S.A., ADR, PFD B, (4)	1,313,674

67,400	Electricite de France S.A., (4)	2,837,654

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Electric Utilities (continued)

57,539	Exelon Corporation, (4)	$2,425,269

48,400	Korea Electric Power Corporation, Sponsored ADR, (4)	585,640

7,126,000	Wholesale Generation Co.-3	327,796

259,900	Federal Hydrogenerating, ADR, (3)	1,354,091
	Total Electric Utilities	8,844,124
	Electrical Equipment – 1.6%

684	Areva S.A., Preferred	31,082

8,210	Areva S.A.	378,427

22,800	Futaba Corporation, (4)	423,591
	Total Electrical Equipment	833,100
	Electronic Equipment & Instruments – 0.4%

27,400	Sanshin Electronics Company Limited	228,685
	Food & Staples Retailing – 2.6%

24,900	Wal-Mart Stores, Inc., (4)	1,369,002
	Food Products – 2.3%

30,300	BrasilAgro Companhia Brasileira de Propriedades Agricolas, (3)	197,416

14,000	Toyo Suisan Kaisha Limited, (4)	321,543

32,700	Tyson Foods, Inc., Class A, (4)	650,730
	Total Food Products	1,169,689
	Health Care Providers & Services – 2.5%

28,000	Aetna Inc., (4)	1,158,640

13,500	Profarma Distribuidora de Produtos Farmaceuticos S.A.	133,009
	Total Health Care Providers & Services	1,291,649
	Hotels, Restaurants & Leisure – 0.3%

644,000	NagaCorp Limited	153,407
	Household Durables – 0.8%

75,548	Oriental Weavers Group	403,973
	Insurance – 3.3%

9,750	Axis Capital Holdings Limited, (4)	344,760

43,100	MS & AD Insurance Group Holdings, Inc.	1,003,710

26,700	Old Republic International Corporation, (4)	338,289
	Total Insurance	1,686,759
	IT Services – 0.3%

7,900	TKC Corporation, (4)	168,100
	Leisure Equipment & Products – 0.9%

8,600	Sankyo Company Ltd., (4)	444,234
	Machinery – 0.7%

43,000	Japan Steel Works Limited, (4)	344,573
	Marine – 1.7%

35,728	Stolt-Nielsen Ltd., (4)	864,837
	Media – 0.9%

307	TV Asahi Corporation	466,660

22	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 22.4%

13,350	AngloGold Ashanti Limited, Sponsored ADR, (4)	$680,583

51,325	Barrick Gold Corporation	2,618,088

19,251	Dundee Precious Metals Inc.	186,375

78,521	Gabriel Resources, Limited, (3)	599,188

67,400	Gold Fields Limited	1,204,063

36,600	Newcrest Mining Limited	1,662,860

56,000	Newmont Mining Corporation, (4)	3,282,160

28,425	Polyus Gold Company, ADR, (4), (5)	1,036,091

2,400,000	Simmer & Jack Mines Ltd., (3)	292,460
	Total Metals & Mining	11,561,868
	Oil, Gas & Consumable Fuels – 14.1%

36,825	Bankers Petroleum Limited, (4)	323,043

84,275	Cameco Corporation	2,484,427

18,555	Chesapeake Energy Corporation, (4)	624,747

103,400	ERG S.p.A., (3)	1,527,680

41,180	Gazprom OAO, ADR	694,707

13,000	Nexen Inc.	343,590

542,000	PT Medco Energi Internasional Tbk	174,043

37,100	Statoil ASA, ADR	1,087,401
	Total Oil, Gas & Consumable Fuels	7,259,638
	Pharmaceuticals – 8.1%

3,175	EGIS PLC	348,282

88,900	Eli Lilly and Company, (4)	3,290,189

16,000	Forest Laboratories, Inc., (3)	530,560
	Total Pharmaceuticals	4,169,031
	Real Estate Management & Development – 0.5%

14,200	Solidere, GDR, 144A, (5)	260,144
	Road & Rail – 4.4%

30,300	East Japan Railway Company	1,671,608

172	West Japan Railway Company	622,351
	Total Road & Rail	2,293,959
	Software – 3.3%

64,600	Microsoft Corporation, (4)	1,680,892
	Specialty Retail – 1.4%

22,900	Best Buy Co., Inc., (4)	714,938
	Textiles, Apparel & Luxury Goods – 0.2%

1,252,000	China Hongxing Sports Limited, (2), (4)	88,219
	Trading Companies & Distributors – 1.2%

36,300	Mitsui & Company Limited	640,838
	Transportation Infrastructure – 0.9%

57,000	Kamigumi Company Limited, (4)	484,867
	Wireless Telecommunication Services – 2.8%

56,000	SK Telecom Company Limited, ADR, (4)	1,062,880

27,800	Turkcell Iletisim Hizmetleri A.S., ADR	411,440
	Total Wireless Telecommunication Services	1,474,320
	Total Common Stocks (cost $58,404,848)	64,531,523

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 13.5%

$6,966	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $6,966,035, collateralized by $7,020,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $7,106,459	0.010%	5/02/11	$6,966,029
	Total Short-Term Investments (cost $6,966,029)			6,966,029
	Total Investments (cost $65,370,877) – 138.5%			71,497,552

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (39.8)%

	Chemicals – (4.3)%

(12,800)	E.I. Du Pont de Nemours and Company			$(726,912)

(21,525)	Sigma-Aldrich Corporation			(1,519,235)
	Total Chemicals			(2,246,147)
	Computers & Peripherals – (1.5)%

(2,200)	Apple, Inc., (3)			(766,106)
	Food Products – (3.0)%

(23,300)	Green Mountain Coffee Roasters Inc., (3)			(1,560,168)
	Hotels, Restaurants & Leisure – (9.0)%

(9,550)	Chipotle Mexican Grill Inc., (3)			(2,547,845)

(17,150)	Panera Bread Company, (3)			(2,077,037)
	Total Hotels, Restaurants & Leisure			(4,624,882)
	Household Products – (0.8)%

(7,925)	Reckitt Benckiser Group PLC			(440,015)
	Internet & Catalog Retail – (4.3)%

(7,925)	Amazon.com, Inc., (3)			(1,557,263)

(2,875)	NetFlix.com Inc., (3)			(668,926)
	Total Internet & Catalog Retail			(2,226,189)
	Software – (1.9)%

(7,200)	Salesforce.com, Inc., (3)			(997,920)
	Specialty Retail – (11.1)%

(9,400)	AutoZone, Inc., (3)			(2,654,372)

(30,300)	Tiffany & Co.			(2,104,032)

(30,550)	Urban Outfitters, Inc., (3)			(961,103)
	Total Specialty Retail			(5,719,507)
	Textiles, Apparel & Luxury Goods – (2.0)%

(10,300)	Iululemon Athletica Inc.			(1,030,309)
	Trading Companies & Distributors – (1.9)%

(14,425)	Fastenal Company			(967,772)
	Total Common Stocks Sold Short (proceeds $15,482,708)			(20,579,015)
	Other Assets Less Liabilities – 1.3%			693,755
	Net Assets – 100%			$51,612,292

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

24	Nuveen Investments

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$63,083,633	$1,359,671	$88,219	$64,531,523
Short-Term Investments	—	6,966,029	—	6,966,029
Common Stocks Sold Short	(20,579,015)	—	—	(20,579,015)
Total	$42,504,618	$8,325,700	$88,219	$50,918,537
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(62,531)
Purchases at cost	150,570
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$88,219

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $65,471,020.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$6,817,201
Depreciation	(790,669)
Net unrealized appreciation (depreciation) of investments	$6,026,532

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, segregated as collateral for securities lending.

(5)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 71.3%

	Aerospace & Defense – 5.3%

4,900	Finmeccanica SPA	$66,190

900	Lockheed Martin Corporation, (4)	71,325

2,300	Thales S.A., (4)	101,603
	Total Aerospace & Defense	239,118
	Beverages – 0.9%

3,000	Kirin Holdings Company, Limited	41,719
	Capital Markets – 2.0%

14,400	EFG – Hermes Holdings SAE	43,585

6,100	GP Investments Ltd., GDR	25,514

2,850	Uranium Participation Corporation, (2)	19,850
	Total Capital Markets	88,949
	Commercial Banks – 0.6%

7,450	Sumitomo Mitsui Trust Holdings Inc.	25,349
	Communications Equipment – 1.7%

8,200	Nokia Corporation, ADR, (4)	75,686
	Construction Materials – 1.2%

15,900	India Cements Limited, GDR, 144A	35,648

62,000	Luks Group Vietnam Holdings Company Limited	19,958
	Total Construction Materials	55,606
	Diversified Financial Services – 0.4%

690	Guoco Group Limited, ADR, (7)	17,595
	Diversified Telecommunication Services – 6.1%

870	KT Corporation, Sponsored ADR	17,661

6,400	Nippon Telegraph and Telephone Corporation, ADR, (4)	148,160

1,700	PT Telekomunikasi Indonesia	61,438

572	Telecom Egypt SAE	1,573

31,300	Telecom Italia S.p.A.	40,426

50	Telus Corporation	2,509
	Total Diversified Telecommunication Services	271,767
	Electric Utilities – 8.9%

3,600	Centrais Electricas Brasileiras S.A., ADR, PFD B	67,464

3,000	Electricite de France S.A., (4)	126,305

2,900	Exelon Corporation, (4)	122,235

2,300	Korea Electric Power Corporation, Sponsored ADR	27,830

10,700	Federal Hydrogenerating, ADR, (2)	55,587
	Total Electric Utilities	399,421
	Electrical Equipment – 0.6%

21	Areva S.A. Preferred	954

600	Areva S.A.	27,656
	Total Electrical Equipment	28,610
	Food & Staples Retailing – 4.5%

2,400	Kroger Co., (4)	58,344

2,600	Wal-Mart Stores, Inc., (4)	142,948
	Total Food & Staples Retailing	201,292

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Food Products – 0.7%

1,500	Tyson Foods, Inc., Class A, (4)	$29,850
	Health Care Providers & Services – 2.1%

1,900	Aetna Inc., (4)	78,622

1,500	Profarma Distribuidora de Produtos Farmaceuticos SA	14,779
	Total Health Care Providers & Services	93,401
	Household Durables – 0.8%

7,006	Oriental Weavers Group	37,463
	Insurance – 0.5%

1,000	MS & AD Insurance Group Holdings, Inc.	23,288
	Leisure Equipment & Products – 0.6%

500	Sankyo Company Ltd	25,828
	Marine – 0.4%

650	Stolt-Nielsen Ltd.	15,734
	Metals & Mining – 16.4%

2,000	AngloGold Ashanti Limited, Sponsored ADR, (4)	101,960

3,000	Barrick Gold Corporation, (4)	153,030

5,200	Gold Fields Limited, Sponsored ADR, (4)	92,768

9,600	Medoro Resources Limited	19,583

2,700	Newcrest Mining Limited	122,670

2,600	Newmont Mining Corporation, (4)	152,386

2,250	Polyus Gold Company, ADR, (7)	82,013

97,000	Simmer & Jack Mines, (2)	11,820
	Total Metals & Mining	736,230
	Multi-Utilities – 0.0%

30	Ameren Corporation	879
	Oil, Gas & Consumable Fuels – 8.1%

4,200	Cameco Corporation, (4)	123,816

1,400	Chesapeake Energy Corporation, (4)	47,138

1,100	Gazprom OAO, ADR	18,557

2,200	Nexen Inc., (4)	58,146

190	Niko Resources Limited	16,055

134,000	PT Medco Energi Internasional Tbk	43,029

200	Range Resources Corporation, (4)	11,290

1,000	Suncor Energy, Inc., (4)	46,040
	Total Oil, Gas & Consumable Fuels	364,071
	Pharmaceuticals – 3.8%

800	AstraZeneca PLC, Sponsored ADR, (4)	39,864

3,100	Eli Lilly and Company, (4)	114,731

435	Forest Laboratories, Inc., (2), (4)	14,425
	Total Pharmaceuticals	169,020
	Real Estate Management & Development – 0.3%

750	Solidere, GDR, (7)	13,740
	Road & Rail – 2.5%

1,000	East Japan Railway Company	55,169

16	West Japan Railway Company	57,893
	Total Road & Rail	113,062

28	Nuveen Investments

Shares	Description (1)				Value

	Software – 1.0%

1,700	Microsoft Corporation, (4)				$44,234
	Tobacco – 0.2%

500	Eastern Tobacco Co., (7)				8,656
	Trading Companies & Distributors – 0.4%

1,100	Mitsui & Company Limited				19,419
	Wireless Telecommunication Services – 1.3%

4,000	Turkcell Iletisim Hizmetleri A.S., ADR, (4)				59,196
	Total Common Stocks (cost $2,981,917)				3,199,183

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 3.8%

	Communications Equipment – 1.5%

$69	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	$67,879
	Energy Equipment & Services – 0.4%

17	Bristow Group Convertible Bond	3.000%	6/15/38	BB	17,191
	Metals & Mining – 1.2%

67	First Uranium Corporation	4.250%	6/30/12	N/R	56,297
	Oil, Gas & Consumable Fuels – 0.7%

39	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	31,151
$192	Total Convertible Bonds (cost $163,977)				172,518

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 2.0%

	Oil, Gas & Consumable Fuels – 2.0%

$58	Delta Petroleum Corporation	7.000%	4/01/15	CCC–	$45,675

17	Pertoleos de Venezuela SA	4.900%	10/28/14	N/R	12,818

47	Pertoleos de Venezuela SA	5.000%	10/28/15	N/R	31,420

122	Total Oil, Gas & Consumable Fuels				89,913
$122	Total Corporate Bonds (cost $78,877)				89,913

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	MORTGAGE-BACKED SECURITIES – 6.8%

	Residentials – 6.8%

$286	Fannie Mae Guaranteed REMIC Pass Through Certificates, Series 2011-16 (I/O), (4)	4.000%	3/25/26	AAA	$24,953

121	Fannie Mae REMIC Pass-Through Certificates (I/O)	3.500%	11/25/15	AAA	18,055

359	Fannie Mae REMIC Pass-Through Certificates (I/O), (4)	4.500%	3/25/26	AAA	39,882

95	Federal Home Loan Mortgage Corporation, REMIC (I/O)	3.500%	11/15/20	AAA	11,914

82	Freddie Mac Multiclass Certificates, Series 3621, (4)	4.000%	7/15/23	AAA	8,766

98	Freddie Mac Multiclass Certificates, Series 3804 (I/O), (4)	3.500%	2/15/25	AAA	13,953

273	Freddie Mac Multiclass Certificates, Series 2720 (I/O), (4)	4.000%	1/15/24	AAA	31,356

322	Freddie Mac Multiclass Certificates, Series 3796 (I/O), (4)	3.500%	2/15/24	AAA	42,233

85	Freddie Mac Multiclass Certificates, Series 3622 (I/O)	5.000%	11/15/39	AAA	13,919

510	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	7/20/39	AAA	100,652

2,231	Total Residentials				305,683
$2,231	Total Mortgage-Backed Securities (cost $299,953)				305,683

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 19.8%

$889	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $888,524, collateralized by $900,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $911,085	0.010%	5/02/11	$888,523
	Total Short-Term Investments (cost $888,523)			888,523
	Total Investments (cost $4,413,247) – 103.7%			4,655,820

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (27.4)%

	Chemicals – (4.1)%

(1,680)	E.I. Du Pont de Nemours and Company			$(95,407)

(1,225)	Sigma-Aldrich Corporation			(86,461)
	Total Chemicals			(181,868)
	Computers & Peripherals – (1.0)%

(126)	Apple, Inc., (2)			(43,877)
	Food Products – (2.3)%

(1,540)	Green Mountain Coffee Roasters Inc., (2)			(103,118)
	Hotels, Restaurants & Leisure – (6.7)%

(565)	Chipotle Mexican Grill Inc., (2)			(150,736)

(1,230)	Panera Bread Company, (2)			(148,965)
	Total Hotels, Restaurants & Leisure			(299,701)
	Household Products – (0.8)%

(630)	Reckitt Benckiser Group PLC			(34,979)
	Internet & Catalog Retail – (3.8)%

(675)	Amazon.com, Inc., (2)			(132,638)

(160)	NetFlix.com Inc., (2)			(37,227)
	Total Internet & Catalog Retail			(169,865)
	Software – (1.2)%

(400)	Salesforce.com, Inc., (2)			(55,440)
	Specialty Retail – (4.6)%

(2,075)	Tiffany & Co.			(144,088)

(2,040)	Urban Outfitters, Inc., (2)			(64,178)
	Total Specialty Retail			(208,266)
	Textiles, Apparel & Luxury Goods – (2.9)%

(1,325)	Iululemon athletica inc.			(132,541)
	Total Common Stocks Sold Short (proceeds $1,038,953)			(1,229,655)
	Other Assets Less Liabilities – 23.7% (5)			1,062,329
	Net Assets – 100%			$4,488,494

Investments in Derivatives

Put Options Purchased outstanding at April 30, 2011:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value

2	Autozone Inc.,	$40,000	1/21/12	$200.0	$415
2	Total Put Options Purchased (premiums paid $4,478)	$40,000			$415

30	Nuveen Investments

Call Options Written outstanding at April 30, 2011:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value

(15)	Aetna Inc.	$(52,500)	1/21/12	$35.0	$(11,550)

(4)	Aetna Inc.	(16,000)	1/21/12	40.0	(1,760)

(7)	AngloGold Ashanti Limited	(31,500)	1/21/12	45.0	(6,020)

(3)	AngloGold Ashanti Limited	(15,000)	1/21/12	50.0	(1,710)

(8)	AstraZeneca PLC	(40,000)	1/21/12	50.0	(2,440)

(8)	Barrick Gold Corporation	(40,000)	1/21/12	50.0	(4,740)

(7)	Barrick Gold Corporation	(38,500)	1/21/12	55.0	(2,730)

(6)	Cameco Corporation	(18,000)	1/21/12	30.0	(2,010)

(15)	Cameco Corporation	(52,500)	1/21/12	35.0	(2,438)

(10)	Cameco Corporation	(40,000)	1/21/12	40.0	(650)

(11)	Cameco Corporation	(49,500)	1/21/12	45.0	(303)

(7)	Chesapeake Energy Corporation	(17,500)	1/21/12	25.0	(6,668)

(7)	Chesapeake Energy Corporation	(21,000)	1/21/12	30.0	(4,095)

(6)	Electricite de France S.A.	(20,400)	9/17/11	34.0	(173)

(22)	Eli Lilly & Company	(77,000)	1/21/12	35.0	(5,841)

(29)	Exelon Corporation	(123,250)	1/21/12	42.5	(5,293)

(4)	Forest Laboratories Inc.	(14,000)	1/21/12	35.0	(860)

(10)	Gold Fields Limited	(15,000)	1/21/12	15.0	(3,575)

(16)	Gold Fields Limited	(28,000)	1/21/12	17.5	(3,336)

(24)	Kroger Company	(54,000)	1/21/12	22.5	(6,660)

(2)	Lockheed Martin Corporation	(15,000)	1/21/12	75.0	(1,380)

(7)	Lockheed Martin Corporation	(56,000)	1/21/12	80.0	(2,940)

(4)	Microsoft Corporation	(11,000)	1/21/12	27.5	(484)

(13)	Microsoft Corporation	(39,000)	1/21/12	30.0	(709)

(4)	Newmont Mining Corporation	(22,000)	1/21/12	55.0	(3,070)

(9)	Newmont Mining Corporation	(51,750)	1/21/12	57.5	(5,715)

(11)	Nexen Inc.	(24,750)	6/18/11	22.5	(4,455)

(11)	Nexen Inc.	(28,600)	9/17/11	26.0	(2,420)

(26)	Nipon Telegraph & Telephone Corporation	(58,500)	6/18/11	22.5	(3,055)

(22)	Nipon Telegraph & Telephone Corporation	(55,000)	9/17/11	25.0	(1,210)

(58)	Nokia Corporation	(58,000)	1/21/12	10.0	(3,277)

(24)	Nokia Corporation	(30,000)	1/21/12	12.5	(420)

(2)	Range Resources Corporation	(7,500)	1/21/12	37.5	(3,830)

(10)	Suncor Energy Inc.	(40,000)	1/21/12	40.0	(8,725)

(12)	Thales SA	(33,600)	3/17/12	28.0	(6,302)

(6)	Turkcell Iletisim Hizmetleri A.S.	(9,000)	7/16/11	15.0	(375)

(6)	Turkcell Iletisim Hizmetleri A.S.	(10,500)	7/16/11	17.5	(210)

(28)	Turkcell Iletisim Hizmetleri A.S.	(42,000)	10/22/11	15.0	(2,730)

(15)	Tyson Foods Inc.	(26,250)	1/21/12	17.5	(5,175)

(17)	Wal-Mart Stores Inc.	(97,750)	1/21/12	57.5	(2,525)

(9)	Wal-Mart Stores Inc.	(54,000)	1/21/12	60.0	(704)
(515)	Total Call Options Written (premiums received $105,875)	$(1,533,850)			$(132,563)

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

April 30, 2011

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$3,077,179	$122,004	$—	$3,199,183
Convertible Bonds	—	172,518	—	172,518
Corporate Bonds	—	89,913	—	89,913
Mortgage-Backed Securities	—	144,540	161,143	305,683
Short-Term Investments	—	888,523	—	888,523
Common Stocks Sold Short	(1,229,655)	—	—	(1,229,655)
Derivatives:
Put Options Purchased	415	—	—	415
Call Options Written	(119,391)	(13,172)	—	(132,563)
Total	$1,728,548	$1,404,326	$161,143	$3,294,017
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Mortgage -Backed Securities
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	(3,806)
Net change in unrealized appreciation (depreciation)	776
Purchases at cost	161,334
Sales at proceeds	—
Net discounts (premiums)	2,839
Transfers in to	—
Transfers out of	—
Balance at the end of period	$161,143

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

32	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Tradewinds Global Flexible Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instruments	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$415	Call options written, at value	$132,563

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $4,413,414.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$279,697
Depreciation	(37,291)
Net unrealized appreciation (depreciation) of investments	$242,406

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(7)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

I/O	Interest Only Securities.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 92.0%

	Capital Markets – 1.9%

441,150	Uranium Participation Corporation, (2)	$3,072,640
	Chemicals – 4.7%

275,000	Chugoku Marine Paints Limited	2,318,930

5,075	Mosaic Company	379,915

139,628	Omnia Holdings Limited, DD, (2)	1,595,141

59,500	Shin Etsu Chemical Company Limited	3,080,811
	Total Chemicals	7,374,797
	Commercial Services & Supplies – 1.0%

386,610	Downer EDI Limited	1,567,923
	Construction Materials – 1.1%

83,016	India Cements Limited, GDR, 144A	186,122

5,008,000	Luks Group Vietnam Holdings Company Limited	1,612,104
	Total Construction Materials	1,798,226
	Containers & Packaging – 1.0%

211,161	Cascades Inc.	1,539,936
	Electric Utilities – 5.8%

164,861	Centrais Electricas Brasileiras S.A., Preferred B ADR	2,998,140

72,269	Electricite de France S.A.	3,042,647

54,245	Exelon Corporation	2,286,427

71,135	Korea Electric Power Corporation, Sponsored ADR	860,734
	Total Electric Utilities	9,187,948
	Electrical Equipment – 1.8%

2,398	Areva S.A., Preferred	108,969

57,881	Areva S.A.	2,667,932
	Total Electrical Equipment	2,776,901
	Food Products – 8.3%

270,100	BrasilAgro Companhia Brasileira de Propiedades Agricolas, (2)	1,759,805

83,466	Fresh Del Monte Produce Inc., (2)	2,262,763

77,885	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	2,220,501

9,612	KWS Saat AG	2,195,317

226,000	Nippon Meat Packers Inc., DD	3,114,936

119,000	SLC Agricola SA	1,497,712
	Total Food Products	13,051,034
	Machinery – 1.3%

263,000	Japan Steel Works Limited	2,107,502
	Metals & Mining – 34.6%

899,540	Alumina Limited	2,228,327

44,347	Anglo American PLC, (2)	2,311,510

90,878	AngloGold Ashanti Limited, Sponsored ADR	4,632,960

512,313	Banro Corporation, (2)	1,844,327

106,328	Barrick Gold Corporation	5,423,787

152,218	Dundee Precious Metals Inc.	1,473,674

1,266,075	Eastern Platinum Limited, (2)	1,538,854

1,248,251	First Uranium Corporation	1,147,787

34	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

38,067	Gabriel Resources, Limited, (2)	$290,486

218,125	Geovic Mining Corporation, (2)	126,797

263,014	Gold Fields Limited, Sponsored ADR	4,692,170

53,998	Impala Platinum Holdings Limited, DD	1,686,399

194,225	Kinross Gold Corporation	3,076,524

1,152,434	Medoro Resources Limited	2,350,788

1,853,945	Minara Resources Limited	1,564,723

135,855	Newcrest Mining Limited	6,172,344

65,265	Newmont Mining Corporation	3,825,182

93,249	NovaGold Resources Inc., (2)	1,080,210

9,186	NovaGold Resources Inc., 144A	118,040

106,947	Polyus Gold Company, Sponsored GDR, DD	3,850,092

846,874	Saint Barbara Limited	2,060,733

66,430	Silver Standard Resources, Inc., (2)	2,307,778

6,678,391	Simmer & Jack Mines, (2)	813,818
	Total Metals & Mining	54,617,310
	Oil, Gas & Consumable Fuels – 27.6%

43,516	Arch Coal Inc.	1,492,599

433,954	Bankers Petroleum Limited	3,806,815

7,099	BP PLC, Sponsored ADR	327,548

181,184	Cameco Corporation	5,341,304

90,396	Chesapeake Energy Corporation	3,043,633

44,290	CONSOL Energy Inc.	2,395,646

91,879	Gazprom OAO, ADR, DD	1,549,999

122,794	Nexen Inc.	3,245,445

56,047	Niko Resources Limited	4,735,991

654,890	OPTI Canada Inc.	166,119

9,156	Peabody Energy Corporation	611,804

65,006	Petrobras Energia S.A., ADR	1,482,787

9,715	PetroChina Company Limited, ADR	1,414,310

9,861,500	PT Medco Energi Internasional Tbk	3,166,642

28,839	Range Resources Corporation	1,627,962

59,513	Royal Dutch Shell PLC, Class A	2,308,740

937,946	Saras SpA	2,354,760

77,565	Statoil ASA, ADR	2,273,430

49,395	Suncor Energy, Inc.	2,274,146
	Total Oil, Gas & Consumable Fuels	43,619,680
	Paper & Forest Products – 1.0%

6,335,454	MagIndustries Corp., (2)	1,506,608
	Transportation Infrastructure – 1.9%

358,000	Kamigumi Company Limited	3,045,306
	Total Common Stocks (cost $131,729,266)	145,265,811

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 10.5%

$16,570	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $16,569,635, collateralized by $16,700,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $16,905,679	0.010%	5/02/11	$16,569,621
	Total Short-Term Investments (cost $16,569,621)			16,569,621
	Total Investments (cost $148,298,887) – 102.5%			161,835,432
	Other Assets Less Liabilities – (2.5)%			(4,005,334)
	Net Assets – 100%			$157,830,098

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$145,265,811	$—	$—	$145,265,811
Short-Term Investments	—	16,569,621	—	16,569,621
Total	$145,265,811	$16,569,621	$—	$161,835,432

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $148,683,075.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$15,518,095
Depreciation	(2,365,738)
Net unrealized appreciation (depreciation) of investments	$13,152,357

36	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

DD	Investment or portion of investment purchased on a delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 93.3%

	Aerospace & Defense – 3.0%

1,682,230	Embraer – Empresa Brasileiras de Aeronautica S.A.	$13,216,605

759,528	Thales S.A.	33,552,380
	Total Aerospace & Defense	46,768,985
	Automobiles – 1.3%

262,562	Toyota Motor Corporation, Sponsored ADR	20,920,940
	Beverages – 2.5%

1,905,700	Coca Cola West Holdings Company	39,305,136
	Building Products – 0.3%

184,900	JS Group Corporation	4,431,309
	Capital Markets – 1.3%

1,025,141	UBS AG, (2)	20,502,820
	Commercial Banks – 2.0%

220,399	Societe Generale	14,742,212

4,812,700	Sumitomo Mitsui Trust Holdings Inc.	16,375,580
	Total Commercial Banks	31,117,792
	Commercial Services & Supplies – 2.4%

3,094,000	Dai Nippon Printing Co., Ltd.	36,846,502
	Communications Equipment – 1.9%

3,232,888	Nokia Oyj, Sponsored ADR	29,839,556
	Diversified Telecommunication Services – 8.2%

816,149	Belgacom S.A.	32,100,725

1,999,327	Nippon Telegraph and Telephone Corporation, ADR	46,284,420

429,911	PT Telekomunikasi Indonesia	15,536,984

26,153,660	Telecom Italia S.p.A.	33,779,094
	Total Diversified Telecommunication Services	127,701,223
	Electric Utilities – 4.4%

673,700	Centrais Electricas Brasileiras S.A., ADR	12,625,138

899,533	Centrais Electricas Brasileiras Electrobras S.A.	13,093,889

565,659	Electricite de France S.A.	23,815,201

1,521,745	Korea Electric Power Corporation, Sponsored ADR	18,413,115
	Total Electric Utilities	67,947,343
	Electrical Equipment – 2.9%

21,362	Areva S.A.	970,725

280,227	Areva S.A.	12,916,613

643,300	Mabuchi Motor Company Limited	31,683,209
	Total Electrical Equipment	45,570,547
	Electronic Equipment & Instruments – 1.9%

936,500	FujiFilm Holdings Corp.	28,978,796
	Food & Staples Retailing – 4.0%

713,851	Carrefour SA	33,844,830

1,104,000	Seven & I Holdings	27,533,650
	Total Food & Staples Retailing	61,378,480
	Household Durables – 2.5%

1,185,400	Panasonic Corporation	14,584,592

2,471,000	Sekisui House, Ltd.	23,669,691
	Total Household Durables	38,254,283

38	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 1.5%

165,183	Siemens AG	$24,030,586
	Insurance – 4.6%

105,159	Allianz SE	16,556,891

505,370	Axis Capital Holdings Limited	17,869,883

1,567,300	MS & AD Insurance Group Holdings Inc.	36,499,164
	Total Insurance	70,925,938
	Internet & Catalog Retail – 1.1%

4,519,835	Home Retail Group	16,601,802
	Leisure Equipment & Products – 1.3%

407,200	Sankyo Company Ltd	21,033,939
	Machinery – 0.5%

909,000	Japan Steel Works Limited	7,284,103
	Media – 1.4%

924,518	Wolters Kluwer N.V.	21,539,875
	Metals & Mining – 13.1%

5,352,824	Alumina Limited	13,259,934

751,041	AngloGold Ashanti Limited, Sponsored ADR	38,288,070

953,351	Barrick Gold Corporation	48,630,435

1,851,224	Gold Fields Limited	33,071,066

2,306,605	Kinross Gold Corporation	36,536,623

729,409	Newcrest Mining Limited	33,139,473
	Total Metals & Mining	202,925,601
	Oil, Gas & Consumable Fuels – 9.7%

493,634	Cameco Corporation	14,552,330

965,832	Gazprom OAO, ADR	16,293,586

1,167,010	Nexen Inc.	30,844,074

513,201	Royal Dutch Shell PLC, Class B, Sponsored ADR	40,214,430

607,547	Statoil ASA	17,775,028

660,984	Suncor Energy, Inc.	30,431,703
	Total Oil, Gas & Consumable Fuels	150,111,151
	Personal Products – 2.5%

567,900	KAO Corporation	14,170,370

1,500,200	Shiseido Company, Limited	24,801,433
	Total Personal Products	38,971,803
	Pharmaceuticals – 8.9%

786,148	AstraZeneca PLC	39,262,950

603,000	Daiichi Sankyo Company Limited	11,782,716

1,850,136	GlaxoSmithKline PLC	40,344,836

508,401	Sanofi S.A.	40,211,173

132,200	Takeda Pharmaceutical Company, Limited	6,388,757
	Total Pharmaceuticals	137,990,432
	Road & Rail – 0.9%

3,688	West Japan Railway Company	13,344,363
	Semiconductors & Equipment – 1.4%

350,300	Rohm Company Limited	21,074,573

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2011

Shares	Description (1)			Value

	Software – 1.4%

91,000	Nintendo Co., Ltd.			$21,506,133
	Textiles, Apparel & Luxury Goods – 1.4%

1,713,000	Wacoal Holdings Corporation			22,216,310
	Wireless Telecommunication Services – 5.0%

2,522,239	SK Telecom Company Limited, ADR			47,872,096

10,460,590	Vodafone Group PLC			29,983,396
	Total Wireless Telecommunication Services			77,855,492
	Total Common Stocks (cost $1,268,498,815)			1,446,975,813

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.7%

$103,465	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/11, repurchase price $103,464,826, collateralized by: $96,165,000 U.S. Treasury Notes, 2.500%, due 3/31/13, value $99,891,394 and $5,415,000 U.S. Treasury Notes, 3.000%, due 2/28/17, value $5,645,138	0.010%	5/02/11	$103,464,740
	Total Short-Term Investments (cost $103,464,740)			103,464,740
	Total Investments (cost $1,371,963,555) – 100.0%			1,550,440,553
	Other Assets Less Liabilities – 0.0%			657,853
	Net Assets – 100%			$1,551,098,406

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,446,975,813	$—	$—	$1,446,975,813
Short-Term Investments	—	103,464,740	—	103,464,740
Total	$1,446,975,813	$103,464,740	$—	$1,550,440,553

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

40	Nuveen Investments

At April 30, 2011, the cost of investments was $1,384,418,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$214,046,871
Depreciation	(48,024,831)
Net unrealized appreciation (depreciation) of investments	$166,022,040

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 96.3%

	Automobiles – 1.5%

1,890	Toyota Motor Corporation, Sponsored ADR	$150,595
	Beverages – 5.0%

13,800	Coca Cola West Holdings Company	284,626

15,000	Kirin Holdings Company, Limited	208,593
	Total Beverages	493,219
	Building Products – 1.9%

7,800	JS Group Corporation	186,935
	Capital Markets – 2.4%

55,000	Daiwa Securities Group Inc.	235,961
	Chemicals – 1.5%

18,000	Chugoku Marine Paints Limited	151,785
	Commercial Banks – 3.8%

30,000	77 Bank Limited	137,952

71,290	Sumitomo Mitsui Trust Holding Inc.	242,570
	Total Commercial Banks	380,522
	Commercial Services & Supplies – 8.5%

17,000	Dai Nippon Printing Co., Ltd.	202,453

10,900	Duskin Company Limited	219,707

4,400	Secom Company	217,790

26,000	Toppan Printing Company Limited	203,218
	Total Commercial Services & Supplies	843,168
	Construction & Engineering – 2.4%

57,000	Obayashi Corporation	239,623
	Containers & Packaging – 1.6%

9,200	Toyo Seikan Kaisha	155,271
	Diversified Telecommunication Services – 3.2%

13,489	Nippon Telegraph and Telephone Corporation, ADR	312,270
	Electrical Equipment – 4.4%

6,700	Futaba Corporation	124,476

6,400	Mabuchi Motor Company Limited	315,207
	Total Electrical Equipment	439,683
	Electronic Equipment & Instruments – 5.3%

9,760	FujiFilm Holdings Corporation, ADR, (2)	302,853

2,000	Kyocera Corporation	219,195
	Total Electronic Equipment & Instruments	522,048
	Food & Staples Retailing – 3.0%

11,900	Seven & I Holdings	296,785
	Food Products – 3.8%

16,000	Nippon Meat Packers Inc.	220,526

4,300	Nissin Foods Holdings Company Limited	152,036
	Total Food Products	372,562
	Health Care Equipment & Supplies – 0.7%

2,600	Paramount Bed Company Limited	70,293

42	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 5.1%

24,095	Panasonic Corporation, ADR	$296,128

22,000	Sekisui House, Ltd.	210,738
	Total Household Durables	506,866
	Insurance – 4.1%

13,300	MS & AD Insurance Group Holdings, Inc., DD	309,729

15,000	NKSJ Holdings Inc.	95,790
	Total Insurance	405,519
	Leisure Equipment & Products – 3.0%

59	Fields Corporation	91,575

3,900	Sankyo Company Ltd	201,455
	Total Leisure Equipment & Products	293,030
	Machinery – 0.5%

6,000	Japan Steel Works Limited	48,080
	Media – 2.5%

2,870	Hakuhodo DY Holdings Inc.	148,958

65	TV Asahi Corporation	98,804
	Total Media	247,762
	Oil, Gas & Consumable Fuels – 2.6%

37,500	JX Holdings Inc.	259,816
	Personal Products – 5.0%

12,200	KAO Corporation	304,417

11,700	Shiseido Company, Limited	193,425
	Total Personal Products	497,842
	Pharmaceuticals – 7.3%

5,500	Astellas Pharma Inc.	209,517

13,100	Daiichi Sankyo Company Limited	255,976

8,100	Kissei Pharmaceuticals Company Limited	152,484

2,200	Takeda Pharmaceutical Company, Limited	106,318
	Total Pharmaceuticals	724,295
	Real Estate Management & Development – 1.9%

16,000	Daiwa House Industry Company Limited	191,925
	Road & Rail – 2.0%

1,800	East Japan Railway Company	99,303

26	West Japan Railway Company	94,076
	Total Road & Rail	193,379
	Semiconductors & Equipment – 2.4%

4,000	Rohm Company Limited	240,646
	Software – 1.7%

700	Nintendo Co., Ltd.	165,432
	Textiles, Apparel & Luxury Goods – 2.5%

19,000	Wacoal Holdings Corporation	246,416
	Trading Companies & Distributors – 2.5%

14,100	Mitsui & Company Limited	248,921
	Transportation Infrastructure – 1.0%

12,000	Kamigumi Company Limited	102,077

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2011

Shares	Description (1)			Value

	Wireless Telecommunication Services – 3.2%

17,246	NTT DoCoMo Inc., Sponsored ADR			$319,222
	Total Common Stocks (cost $9,069,249)			9,541,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.3%

$524	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $524,299, collateralized by $530,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $536,528	0.010%	5/02/11	$524,298
	Total Short-Term Investments (cost $524,298)			524,298
	Total Investments (cost $9,593,547) – 101.6%			10,066,246
	Other Assets Less Liabilities – (1.6)%			(156,415)
	Net Assets – 100%			$9,909,831

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$9,239,095	$302,853	$—	$9,541,948
Short-Term Investments	—	524,298	—	524,298
Total	$9,239,095	$827,151	$—	$10,066,246
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $9,632,027.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$591,264
Depreciation	(157,045)
Net unrealized appreciation (depreciation) of investments	$434,219

44	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 86.2%

	Capital Markets – 3.9%

879,169	EGF – Hermes Holdings SAE	$2,661,013

505,560	GP Investments Ltd, GDR	2,114,534
	Total Capital Markets	4,775,547
	Chemicals – 1.7%

180,200	Fertilizantes Heringer S.A., (3)	1,217,599

76,337	Omnia Holdings Limited, (3)	872,091
	Total Chemicals	2,089,690
	Commercial Banks – 4.4%

99,780	Arab Bank PLC	1,263,199

94,400	Bangkok Bank Public Company Limited, NVDR	537,621

12,857,300	First Bank of Nigeria PLC	1,134,835

69,298	Kazkommertsbank, 144A, GDR, (3), (6)	495,481

20,932,600	Zenith Bank PLC	2,030,320
	Total Commercial Banks	5,461,456
	Construction Materials – 3.5%

242,708	Cemex SAB de CV, Sponsored ADR	2,106,705

640,070	India Cements Limited, GDR	1,435,037

2,354,000	Luks Group Vietnam Holdings Company Limited	757,766
	Total Construction Materials	4,299,508
	Diversified Telecommunication Services – 4.7%

90,884	KT Corporation, Sponsored ADR	1,844,945

57,717	PT Telekomunikasi Indonesia Tbk, ADR	2,085,892

669,895	Telecom Egypt SAE	1,841,733
	Total Diversified Telecommunication Services	5,772,570
	Electric Utilities – 8.5%

34,778	Centrais Electricas Brasileiras S.A. PFD B ADR	651,740

65,197	Centrais Electricas Brasileiras S.A., ADR	966,220

151,966	Eletrobras S.A.	2,212,065

74,231	Korea Electric Power Corporation, Sponsored ADR	898,195

20,755,016	Wholesale Generation Co.-3	954,731

83,643	Pampa Energia S.A., ADR	1,292,284

54,613	Federal Hydrogenerating, (3), (6)	286,718

664,322	Federal Hydrogenerating, GDR, (3)	3,454,156
	Total Electric Utilities	10,429,391
	Electronic Equipment & Instruments – 1.1%

243,717	China Security and Surveillance Techology Inc., (3)	1,311,197
	Food Products – 3.8%

116,000	BrasilAgro – Companhia Brasileira de Propriedades Agricolas, (3)	755,784

94,161	Cresud S.A.C.I.F.y.A., ADR	1,639,343

596,699	Gruma S.A.B de C.V., (3)	1,195,295

20,521	Industrias Bachoco S.A.B. de C.V., ADR	585,054

39,400	SLC Agricola SA	495,881
	Total Food Products	4,671,357

46	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 0.9%

108,300	Profarma Distribuidora de Produtos Farmaceuticos S.A.	$1,067,029
	Hotels, Restaurants & Leisure – 0.5%

2,640,000	NagaCorp Limited	628,875
	Household Durables – 4.6%

113,780	LG Electronics Inc.	3,822,218

237,539	Oriental Weavers Group	1,270,177

240,609	Turk Sise ve Cam Fabrikalari A.S.	591,636
	Total Household Durables	5,684,031
	Independent Power Producers & Energy Traders – 1.5%

64,323	Huaneng Power International Inc.,	1,427,327

694,000	Huaneng Power International Inc., Sponsored ADR	383,359
	Total Independent Power Producers & Energy Traders	1,810,686
	Insurance – 1.8%

1,314,000	Cathay Financial Holding Company Limited	2,193,174
	Metals & Mining – 13.7%

84,746	AngloGold Ashanti Limited, Sponsored ADR	4,320,351

384,022	Banro Corporation, (3)	1,392,163

507,764	Eastern Platinum Limited, (3)	617,163

213,004	Gold Fields Limited, Sponsored ADR	3,799,991

30,019	Impala Platinum Holdings Limited	937,516

20,553	Ivanhoe Mines Ltd., (3)	540,133

693,814	Medoro Resources Limited	1,415,274

9,475	Polyus Gold Company, Sponsored ADR, (6)	345,364

88,708	Polyus Gold Company, Sponsored GDR	3,193,488

2,658,996	Simmer & Jack Mines, (3)	324,021
	Total Metals & Mining	16,885,464
	Multiline Retail – 0.0%

3,861	Pantaloon Retail India Limited	23,944
	Oil, Gas & Consumable Fuels – 13.3%

293,769	Bankers Petroleum Limited	2,577,057

20,200	Gazprom OAO, ADR, (6)	344,612

187,792	Gazprom OAO, ADR	3,171,889

32,573	Niko Resources Limited	2,752,430

48,551	Petrobras Argentina S.A., ADR	1,107,448

102,934	Petrobras Petroleo Brasileiro, Sponsored ADR	3,434,908

1,116,000	PetroChina Company Limited	1,597,930

5,624,500	PT Medco Energi Internasional Tbk	1,806,092
	Total Oil, Gas & Consumable Fuels	16,447,754
	Paper & Forest Products – 0.3%

1,485,748	MagIndustries Corp., (3)	353,320
	Pharmaceuticals – 3.8%

35,701	EGIS Pharmaceutical PLC	3,916,224

9,064	Krka	794,903
	Total Pharmaceuticals	4,711,127

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2011

Shares	Description (1)				Value

	Real Estate Management & Development – 3.0%

2,362,733	Emaar Properties PJSC				$2,116,360

873,400	KLCC Property Holdings Berhad				970,117

32,946	Solidere, GDR, (6)				603,571
	Total Real Estate Management & Development				3,690,048
	Textiles, Apparel & Luxury Goods – 0.5%

8,439,000	China Hongxing Sports Limited, (2)				594,636
	Tobacco – 0.7%

53,359	Eastern Tobacco Co., (6)				923,711
	Water Utilities – 1.3%

28,302	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				1,656,233
	Wireless Telecommunication Services – 8.7%

49,001	Bharti AirTel Limited				421,022

42,083	MTN Group Limited, ADR, (6)				942,659

27,875	NII Holdings Inc., Class B, (3)				1,159,043

23,010	Philippine Long Distance Telephone Company, ADR				1,334,350

50,561,700	SafariCom Limited, DD				2,426,476

83,711	SK Telecom Company Limited, ADR				1,588,835

35,166	Turkcell Iletisim Hizmetleri A.S., ADR				520,457

398,190	Turkcell Iletisim Hizmetleri A.S.				2,350,914
	Total Wireless Telecommunication Services				10,743,756
	Total Common Stocks (cost $101,350,867)				106,224,504

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SOVEREIGN DEBT – 0.6%

	Argentina – 0.6%

$768	Province of Buenos Aires, 144A	10.875%	1/26/21	B	$724,992
	Total Sovereign Debt (cost $729,283)				724,992

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.4%

	Metals & Mining – 0.3%

$453	First Uranium Corporation, Convertible Bond	4.250%	6/30/12	N/A	$380,632
	Oil, Gas & Consumable Fuels – 0.1%

200	Dana Gas, Convertible Bond	7.500%	10/31/12	N/A	177,000
$653	Total Convertible Bonds (cost $541,814)				557,632

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 0.8%

	Construction Materials – 0.1%

$50	C10-Euro Capital Special Purpose Vehicle Limited, Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B–	$54,062

100	Cemex C5 Capital Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B–	77,357
150	Total Construction Materials				131,419

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.7%

$782	Petroleos de Venezuela S.A.	4.900%	10/28/14	N/A	$589,779

425	Petroleos de Venezuela S.A.	5.000%	10/28/15	N/A	284,112
1,207	Total Oil, Gas & Consumable Fuels				873,891
$1,357	Total Corporate Bonds (cost $879,936)				1,005,310

Shares	Description (1)				Value
	EQUITY LINKED CERTIFICATES – 3.8% (5)

	Wireless Telecommunication Services – 3.7%

127,022	Cheuvreux Securities Program, Equity Linked Notes, Underlying Shares of Etihad Etisalat Company of Saudi Arabia, 144A				$1,793,195

278,108	CLSA Asian Securities Program, Equity Linked Certificates, Underlying Shares of United Phosphorus Limited, 144A				983,167

53,268	CLSA Asian Securities Program, Equity Linked Certificates, Underlying Shares of Bharti AirTel Limited, 144A				459,090

135,562	CLSA Asian Securities Program, Equity Linked Certificates, Underlying Shares of NTPC Limited, 144A, (2)				558,190

107,000	CLSA Asian Securities Program, Equity Linked Certificates, Underlying Shares of Pantaloon Retail Limited, 144A, (2)				802,072
	Total Wireless Telecommunication Services				4,595,714
	Commercial Banks – 0.1%

119,788	HSBC Access Notes, Equity Linked Notes, Underlying Shares of Vietnam Export Import, 144A				84,967
	Total Equity Linked Certificates (cost $4,229,613)				4,680,681

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 8.7%

$10,685	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $10,685,243, collateralized by $10,770,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $10,902,645	0.010%	5/02/11		$10,685,234
	Total Short-Term Investments (cost $10,685,234)				10,685,234
	Total Investments (cost $118,416,747) – 100.5%				123,878,353
	Other Assets Less Liabilities – (0.5)%				(670,290)
	Net Assets – 100%				$123,208,063

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$101,687,752	$3,942,116	$594,636	$106,224,504
Sovereign Debt	—	724,992	—	724,992
Convertible Bonds	—	557,632	—	557,632
Corporate Bonds	—	1,005,310	—	1,005,310
Equity Linked Certificates	—	3,320,419	1,360,262	4,680,681
Short-Term Investments	—	10,685,234	—	10,685,234
Total	$101,687,752	$20,235,703	$1,954,898	$123,878,353
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Common Stocks	Level 3 Equity Linked Certificates	Level 3 Total
Balance at the beginning of period	$—	$—	$—
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	—	75,638	75,638
Purchases at cost	—	1,284,624	1,284,624
Sales at proceeds	—	—	—
Net discounts (premiums)	—	—	—
Transfers in to	594,636	—	594,636
Transfers out of	—	—	—
Balance at the end of period	$594,636	$1,360,262	$1,954,898

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $118,594,113.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$8,685,896
Depreciation	(3,401,657)
Net unrealized appreciation (depreciation) of investments	$5,284,240

50	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

(6)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

N/A	Not available.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 88.9%

	Aerospace & Defense – 4.3%

425,000	Lockheed Martin Corporation	$33,681,250

1,370,000	Thales S.A.	60,520,165
	Total Aerospace & Defense	94,201,415
	Airlines – 0.3%

173,900	WestJet Airlines Limited, Class A Variable Voting, (3)	2,624,628

281,851	WestJet Airlines Limited, 144A, (4)	4,247,947
	Total Airlines	6,872,575
	Beverages – 0.9%

1,433,000	Kirin Holdings Company, Limited	19,927,560
	Capital Markets – 2.8%

7,530,000	Daiwa Securities Group Inc.	32,305,246

2,952,000	EFG – Hermes Holdings SAE	8,934,925

2,951,000	Uranium Participation Corporation, (3)	20,553,919
	Total Capital Markets	61,794,090
	Chemicals – 0.8%

356,600	Shin Etsu Chemical Company Limited	18,464,156
	Commercial Banks – 2.4%

1,733,000	77 Bank Limited	7,969,044

954,700	Bangkok Bank Public Company Limited, F Shares	5,437,152

11,836,050	Sumitomo Mitsui Trust Holdings Inc.	40,273,067
	Total Commercial Banks	53,679,263
	Commercial Services & Supplies – 1.4%

2,880,000	Downer EDI Limited	11,680,035

2,540,000	Toppan Printing Company Limited	19,852,802
	Total Commercial Services & Supplies	31,532,837
	Computers & Peripherals – 0.5%

125,000	Japan Digital Laboratory Company, Ltd.	1,437,774

235,800	Western Digital Corporation, (3)	9,384,840
	Total Computers & Peripherals	10,822,614
	Construction Materials – 0.9%

7,585,000	Sumitomo Osaka Cement Company, Limited	20,478,518
	Diversified Financial Services – 0.5%

779,000	Guoco Group Ltd.	9,684,526
	Diversified Telecommunication Services – 6.3%

410,000	KT Corporation, Sponsored ADR	8,323,000

76,500	Nippon Telegraph and Telephone Corporation, ADR	1,770,975

1,690,000	Nippon Telegraph and Telephone Corporation	78,025,643

853,400	PT Telekomunikasi Indonesia Tbk, ADR	30,841,876

7,737,000	Singapore Telecommunications Limited	19,712,569

382,460	Telecom Egypt SAE	1,051,492
	Total Diversified Telecommunication Services	139,725,555
	Electric Utilities – 11.8%

1,919,365	Centrais Electricas Brasileiras S.A., ADR, PFD B	35,968,900

2,110,000	Electricite de France S.A.	88,834,572

52	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

1,649,906	Exelon Corporation	$69,543,538

1,725,000	Korea Electric Power Corporation, Sponsored ADR	20,872,500

95,758,190	Wholesale Generation Co.-3	4,404,877

8,065,000	Federal Hydrogenerating, ADR, (3)	41,979,204
	Total Electric Utilities	261,603,591
	Electrical Equipment – 1.1%

15,020	Areva S.A., Preferred	682,534

245,130	Areva S.A.	11,298,873

603,000	Futaba Corporation	11,202,872
	Total Electrical Equipment	23,184,279
	Electronic Equipment & Instruments – 0.3%

882,000	Sanshin Electronics Company Limited, DD	7,361,327
	Food & Staples Retailing – 2.8%

844,700	Kroger Co.	20,534,657

744,600	Wal-Mart Stores, Inc.	40,938,108
	Total Food & Staples Retailing	61,472,765
	Food Products – 1.6%

914,000	BrasilAgro Companhia Brasileira de Propriedades Agricolas, (3)	5,955,060

418,000	Toyo Suisan Kaisha Limited	9,600,370

960,000	Tyson Foods, Inc., Class A	19,104,000
	Total Food Products	34,659,430
	Health Care Providers & Services – 1.7%

835,000	Aetna Inc.	34,552,300

338,400	Profarma Distribuidora de Produtos Farmaceuticos S.A.	3,334,096
	Total Health Care Providers & Services	37,886,396
	Hotels, Restaurants & Leisure – 0.3%

24,738,000	NagaCorp Limited	5,892,844
	Household Durables – 0.6%

2,476,926	Oriental Weavers Group	13,244,703
	Insurance – 2.3%

291,000	Axis Capital Holdings Limited	10,289,760

1,293,100	MS & AD Insurance Group Holdings, Inc.	30,113,615

830,800	Old Republic International Corporation	10,526,236
	Total Insurance	50,929,611
	IT Services – 0.0%

6,500	TKC Corporation	138,310
	Leisure Equipment & Products – 0.6%

272,000	Sankyo Company Ltd	14,050,176
	Machinery – 0.5%

1,270,000	Japan Steel Works Limited	10,176,909
	Marine – 1.1%

1,023,662	Stolt-Nielsen Ltd.	24,778,919
	Media – 0.7%

9,600	TV Asahi Corporation	14,592,615

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Metals & Mining – 15.7%

403,100	AngloGold Ashanti Limited, Sponsored ADR	$20,550,038

1,543,000	Barrick Gold Corporation	78,708,430

461,910	Dundee Precious Metals Inc.	4,471,908

2,491,000	Gabriel Resources, Limited, (3)	19,008,635

1,790,000	Gold Fields Limited	31,977,334

1,172,000	Newcrest Mining Limited	53,247,852

1,730,000	Newmont Mining Corporation	101,395,300

909,100	Polyus Gold Company, ADR, (4)	33,136,695

44,565,000	Simmer & Jack Mines Ltd., (3)	5,430,617
	Total Metals & Mining	347,926,809
	Oil, Gas & Consumable Fuels – 9.9%

1,015,000	Bankers Petroleum Limited	8,903,979

2,614,000	Cameco Corporation	77,060,720

572,461	Chesapeake Energy Corporation	19,274,762

3,205,000	ERG S.p.A., (3)	47,352,185

1,274,470	Gazprom OAO, ADR	21,500,309

342,200	Nexen Inc.	9,044,346

13,296,500	PT Medco Energi Internasional Tbk	4,269,661

1,096,000	Statoil ASA, ADR	32,123,760
	Total Oil, Gas & Consumable Fuels	219,529,722
	Pharmaceuticals – 5.9%

97,471	EGIS PLC	10,692,088

2,752,000	Eli Lilly and Company	101,851,520

386,700	Forest Laboratories, Inc., (3)	12,822,972

63,412	Krka	5,561,163
	Total Pharmaceuticals	130,927,743
	Real Estate Management & Development – 0.4%

453,420	Solidere, GDR, (4)	8,306,654
	Road & Rail – 3.3%

952,200	East Japan Railway Company	52,531,529

5,475	West Japan Railway Company	19,810,300
	Total Road & Rail	72,341,829
	Software – 2.3%

1,984,000	Microsoft Corporation	51,623,680
	Specialty Retail – 1.0%

705,200	Best Buy Co., Inc.	22,016,344
	Textiles, Apparel & Luxury Goods – 0.1%

31,950,000	China Hongxing Sports Limited, (2)	2,251,287
	Trading Companies & Distributors – 0.9%

1,116,000	Mitsui & Company Limited	19,701,806
	Transportation Infrastructure – 0.7%

1,734,000	Kamigumi Company Limited	14,750,170
	Water Utilities – 0.2%

69,704	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	4,079,078

54	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 2.0%

1,677,000	SK Telecom Company Limited, ADR			$31,829,460

866,000	Turkcell Iletisim Hizmetleri A.S., ADR			12,816,798
	Total Wireless Telecommunication Services			44,646,258
	Total Common Stocks (cost $1,776,362,232)			1,965,256,364

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 10.0%

$221,850	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/11, repurchase price $221,850,000, collateralized by: $51,430,000 U.S. Treasury Notes, 2.500%, due 3/31/13, value $53,422,913 and $169,895,000 U.S. Treasury Notes, 1.375%, due 2/15/13, value $172,868,163	0.010%	5/02/11	$221,849,815
	Total Short-Term Investments (cost $221,849,815)			221,849,815
	Total Investments (cost $1,998,212,047) – 98.9%			2,187,106,179
	Other Assets Less Liabilities – 1.1%			24,097,295
	Net Assets – 100%			$2,211,203,474

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,917,313,781	$45,691,296	$2,251,287	$1,965,256,364
Short-Term Investments	—	221,849,815	—	221,849,815
Total	$1,917,313,781	$267,541,111	$2,251,287	$2,187,106,179
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(1,879,554)
Purchases at cost	4,130,841
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$2,251,287

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2011

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments was $2,013,293,274.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$216,631,579
Depreciation	(42,818,674)
Net unrealized appreciation (depreciation) of investments	$173,812,905

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD	Investment or portion of investment purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

56	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

April 30, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 97.7%

	Aerospace & Defense – 3.0%

9,700	Goodrich Corporation	$857,189

18,100	United Technologies Corporation	1,621,398
	Total Aerospace & Defense	2,478,587
	Air Freight & Logistics – 1.1%

11,500	C.H. Robinson Worldwide, Inc.	922,070
	Auto Components – 1.1%

12,000	BorgWarner Inc., (2)	926,880
	Automobiles – 1.0%

54,900	Ford Motor Company, (2)	849,303
	Capital Markets – 4.8%

44,000	Charles Schwab Corporation	805,640

9,300	Franklin Resources, Inc.	1,200,816

8,200	Goldman Sachs Group, Inc.	1,238,282

36,600	TD Ameritrade Holding Corporation	788,364
	Total Capital Markets	4,033,102
	Chemicals – 0.8%

12,500	Ecolab Inc.	659,500
	Communications Equipment – 3.8%

17,200	Juniper Networks Inc., (2)	659,276

45,100	QUALCOMM, Inc.	2,563,484
	Total Communications Equipment	3,222,760
	Computers & Peripherals – 8.3%

11,200	Apple, Inc., (2)	3,900,175

77,000	EMC Corporation, (2)	2,182,180

16,900	NetApp, Inc., (2)	878,462
	Total Computers & Peripherals	6,960,817
	Construction & Engineering – 1.7%

20,000	Fluor Corporation	1,398,800
	Diversified Financial Services – 3.4%

2,600	CME Group, Inc.	769,002

6,300	Intercontinental Exchange, Inc., (2)	758,205

28,300	JP Morgan Chase & Co.	1,291,329
	Total Diversified Financial Services	2,818,536
	Energy Equipment & Services – 5.5%

35,400	FMC Technologies Inc., (2)	1,645,392

16,900	Halliburton Company	853,112

23,200	Schlumberger Limited	2,082,200
	Total Energy Equipment & Services	4,580,704
	Food & Staples Retailing – 1.0%

10,600	Costco Wholesale Corporation	857,752
	Food Products – 1.0%

12,200	Green Mountain Coffee Inc., (2)	816,912
	Health Care Equipment & Supplies – 2.3%

5,100	Edwards Lifesciences Corporation, (2)	440,385

1,900	Intuitive Surgical, Inc., (2)	664,430

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2011

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

11,200	Varian Medical Systems, Inc., (2)	$786,240
	Total Health Care Equipment & Supplies	1,891,055
	Health Care Providers & Services – 3.4%

39,500	Express Scripts, Inc., (2)	2,241,230

12,700	UnitedHealth Group Incorporated	625,221
	Total Health Care Providers & Services	2,866,451
	Health Care Technology – 1.1%

7,500	Cerner Corporation, (2)	901,350
	Hotels, Restaurants & Leisure – 3.6%

16,900	CTRIP.com ADR, (2)	823,368

27,400	Las Vegas Sands, (2)	1,288,074

16,500	YUM! Brands, Inc.	885,060
	Total Hotels, Restaurants & Leisure	2,996,502
	Internet & Catalog Retail – 4.8%

10,400	Amazon.com, Inc., (2)	2,043,600

3,580	Priceline.com Incorporated, (2)	1,958,296
	Total Internet & Catalog Retail	4,001,896
	Internet Software & Services – 4.6%

9,000	Baidu.com, Inc., Sponsored ADR, (2)	1,336,680

3,120	Google Inc., Class A, (2)	1,697,592

22,100	VeriSign, Inc., (2)	816,816
	Total Internet Software & Services	3,851,088
	IT Services – 5.7%

42,200	Cognizant Technology Solutions Corporation, Class A, (2)	3,498,380

16,400	Visa Inc.	1,281,168
	Total IT Services	4,779,548
	Machinery – 6.3%

41,100	Danaher Corporation	2,270,364

16,000	Deere & Company	1,560,000

24,600	Illinois Tool Works, Inc.	1,436,886
	Total Machinery	5,267,250
	Media – 2.5%

16,200	Scripps Networks Interactive, Class A Shares	833,004

28,600	Walt Disney Company	1,232,660
	Total Media	2,065,664
	Metals & Mining – 2.3%

10,880	Cliffs Natural Resources Inc.	1,019,674

6,600	Walter Industries Inc.	912,252
	Total Metals & Mining	1,931,926
	Multiline Retail – 0.9%

23,700	Dollar General Corporation, (2)	772,383
	Oil, Gas & Consumable Fuels – 3.1%

7,900	Concho Resources Inc., (2)	844,115

15,000	Occidental Petroleum Corporation	1,714,350
	Total Oil, Gas & Consumable Fuels	2,558,465

58	Nuveen Investments

Shares	Description (1)			Value

	Personal Products – 1.2%

10,500	Estee Lauder Companies Inc., Class A			$1,018,500
	Pharmaceuticals – 2.7%

32,800	Mylan Laboratories Inc., (2)			817,376

2,800	Perrigo Company			253,008

12,900	Shire Pharmaceuticals Group ADR			1,202,409
	Total Pharmaceuticals			2,272,793
	Road & Rail – 3.0%

23,900	Union Pacific Corporation			2,472,933
	Semiconductors & Equipment – 2.2%

21,100	Altera Corporation			1,027,570

22,200	Texas Instruments Incorporated			788,766
	Total Semiconductors & Equipment			1,816,336
	Software – 8.9%

25,900	Autodesk, Inc., (2)			1,164,982

16,200	Citrix Systems, (2)			1,366,308

16,400	Intuit, Inc., (2)			911,184

67,100	Oracle Corporation			2,418,955

7,800	Salesforce.com, Inc., (2)			1,081,080

5,100	VMware Inc., (2)			486,693
	Total Software			7,429,202
	Specialty Retail – 1.1%

15,700	O’Reilly Automotive Inc., (2)			927,242
	Wireless Telecommunication Services – 1.5%

23,600	American Tower Corporation, (2)			1,234,516
	Total Common Stocks (cost $66,021,077)			81,580,823

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.8%

$2,391	Repurchase Agreement with State Street Bank, dated 4/29/11, repurchase price $2,391,018, collateralized by $2,410,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $2,439,682	0.010%	5/02/11	$2,391,016
	Total Short-Term Investments (cost $2,391,016)			2,391,016
	Total Investments (cost $68,412,093) – 100.5%			83,971,839
	Other Assets Less Liabilities – (0.5)%			(429,718)
	Net Assets – 100%			$83,542,121

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

April 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$81,580,823	$—	$—	$81,580,823
Short-Term Investments	—	2,391,016	—	2,391,016
Total	$81,580,823	$2,391,016	$—	$83,971,839

During the period ended April 30, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2011, the cost of investments, as determined on a federal income tax basis, was $68,545,752.

Gross unrealized appreciation and gross unrealized depreciation of investments, as determined on a federal income tax basis, at April 30, 2011, were as follows:

Gross unrealized:
Appreciation	$15,644,310
Depreciation	(218,223)
Net unrealized appreciation (depreciation) of investments	$15,426,087

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

60	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2011